SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - CAD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost, beginning balance	$ 1,544,578	$ 649,899
Additions	860	938,635
Disposals		(1,500)
Translation differences	(32,574)	(42,456)
Property, plant and equipment, cost, ending balance	1,512,864	1,544,578
Accumulated depreciation Property, plant and equipment, beginning balance	227,291	206,658
Depreciation	3,394	33,101
Translation differences	(6,039)	(12,468)
Accumulated depreciation Property, plant and equipment, ending balance	224,646	227,291
Property, plant and equipment, net	1,288,218	1,317,287
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost, beginning balance	29,019	31,944
Additions		460
Disposals		(1,500)
Translation differences	(764)	(1,885)
Property, plant and equipment, cost, ending balance	28,255	29,019
Accumulated depreciation Property, plant and equipment, beginning balance	27,588	26,794
Depreciation	363	2,399
Translation differences	(733)	(1,605)
Accumulated depreciation Property, plant and equipment, ending balance	27,218	27,588
Property, plant and equipment, net	1,037	1,431
Vehicles [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost, beginning balance	181,052	192,482
Additions
Disposals
Translation differences	(4,760)	(11,430)
Property, plant and equipment, cost, ending balance	176,292	181,052
Accumulated depreciation Property, plant and equipment, beginning balance	169,535	150,219
Depreciation	2,449	28,405
Translation differences	(4,503)	(9,089)
Accumulated depreciation Property, plant and equipment, ending balance	167,481	169,535
Property, plant and equipment, net	8,811	11,517
Furniture and equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost, beginning balance	33,310	35,414
Additions	860
Disposals
Translation differences	(891)	(2,104)
Property, plant and equipment, cost, ending balance	33,279	33,310
Accumulated depreciation Property, plant and equipment, beginning balance	30,168	29,645
Depreciation	582	2,297
Translation differences	(803)	(1,774)
Accumulated depreciation Property, plant and equipment, ending balance	29,947	30,168
Property, plant and equipment, net	3,332	3,142
Capital work in progress [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost, beginning balance	1,301,197	390,059
Additions		938,175
Disposals
Translation differences	(26,159)	(27,037)
Property, plant and equipment, cost, ending balance	1,275,038	1,301,197
Accumulated depreciation Property, plant and equipment, beginning balance
Depreciation
Translation differences
Accumulated depreciation Property, plant and equipment, ending balance
Property, plant and equipment, net	$ 1,275,038	$ 1,301,197